Consolidated Segment Data - Schedule of Segment Reporting (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	[1]	$ 11,062,775	$ 13,791,303	$ 20,578,340
(Loss) income from operations		(17,366,729)	(4,172,161)	168,824
Corporate other (loss) income, net		(22,580)	669,755	956,753
Corporate interest income		4,798	133,517	36,381
Corporate interest expense		(1,018,013)	(499,852)	(484,403)
(Loss) income before income taxes		(18,402,524)	(3,868,741)	677,555
Income tax benefit		71,316	274,480	1,201,231
Net (loss) income		(18,331,208)	(3,594,261)	1,878,786
Less: (Loss) income attributable to the non-controlling interest		636,433	11,929	(186,803)
Net (loss) income attributable to the Company		(17,694,775)	(3,582,332)	1,691,983
Non-cash employee compensation		298,091	494,316	584,629
Depreciation and amortization		3,479,644	2,900,952	3,674,537
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		13,521,182	3,628,544	830,266
Inventory obsolescence provision		5,629	115,191	30,403
Impairment of long-term investments				45,400
Total assets		30,776,651	40,615,546
TIT Segment [Member]
Revenues	[1]	377,499	241,132	383,420
(Loss) income from operations		(166,727)	(662,556)	(528,891)
Depreciation and amortization		19,783	17,278	13,941
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		36,895	344,550	(438,378)
Inventory obsolescence provision		10,943	2,366	9,261
Total assets		213,329	725,088
CBT Segment [Member]
Revenues	[1]	10,685,276	13,550,171	20,194,920
(Loss) income from operations		(15,268,750)	(2,037,151)	2,391,930
Depreciation and amortization		3,459,861	2,883,674	3,660,596
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		13,484,287	3,283,994	1,268,644
Inventory obsolescence provision		(5,318)	112,824	21,142
Impairment of long-term investments				45,400
Total assets		30,488,753	39,755,020
Corporate and Others [Member]
(Loss) income from operations	[2]	(1,931,252)	(1,472,454)	(1,694,215)
Non-cash employee compensation		298,091	494,316	$ 584,629
Total assets		$ 74,569	$ 135,438

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	Includes non-cash compensation, professional fees and consultancy fees for the Company.